Long-Term Debt (Tables)	9 Months Ended
Sep. 30, 2017
Long-Term Debt [Abstract]
Long-Term Debt
The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	September 30, 2017	December 31, 2016
Secured loan facilities	201,254	210,130
Less: Deferred financing costs	(1,563)	(1,332)
Total	199,691	208,798
Less - current portion	(19,726)	(10,301)
Long-term portion	179,965	198,497

Maturities of Long-Term Debt
The annual principal payments required to be made after September 30, 2017, are as follows:

Twelve month periods ending	Amount
September 30, 2018	20,089
September 30, 2019	19,481
September 30, 2020	78,318
September 30, 2021	36,752
September 30, 2022	46,614
Total	201,254